Financial risk management - Additional information - (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/) SBS	Dec. 31, 2020 PEN (S/) SBS	Dec. 31, 2021 USD ($) SBS	Dec. 31, 2020 USD ($) SBS
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 24,547,294	S/ 24,277,115
Total Loan amount Due	8,389,672	7,778,751
Indirect loans	4,440,458	4,611,931
Rescheduled Loans	S/ 6,267,000,000	10,489,000,000
Interest rate risk [member]
Disclosure of provision matrix [line items]
Cash legal limit percentage	5.00%		5.00%
Cash early warning limit percentage	4.00%		4.00%
Value at risk internal indicator percentage	15.00%		15.00%
Value at risk early warning indicator percentage	13.00%		13.00%
Small Business Banking [Member]
Disclosure of provision matrix [line items]
Percentage Of Operation	60.00%		60.00%
Foreign currency [Member]
Disclosure of provision matrix [line items]
Indirect loans	S/ 2,596,494,000	S/ 2,296,590,000	$ 651,240,000	$ 634,242,000
Closing foreign exchange rate | SBS	3.987	3.621	3.987	3.621
Peru, Nuevos Soles
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 15,708,023	S/ 15,262,993
Reactiva Peru [Member]
Disclosure of provision matrix [line items]
Financial Guarantee On Financial Assets Amount	30,000,000,000
Maximum Loan Disbursement Amount For Companies	S/ 10,000,000
Rescheduling and funding cost percentage	0.25%
Fee as a percentage of rescheduled amount on expiry of the grace period	0.02%
Reactiva Peru [Member] | No. 119-2021-EF/15 [Member]
Disclosure of provision matrix [line items]
Additional grace period	12 months
Reactiva Peru [Member] | Condition One For Availing Restructuring [Member]
Disclosure of provision matrix [line items]
Amount of loans to be outstanding to avail restructuring schedule	S/ 90,000
Reactiva Peru [Member] | Condition Two For Availing Restructuring [Member]
Disclosure of provision matrix [line items]
Percentage reduction in sales	10.00%
Reactiva Peru [Member] | Condition Three For Availing Restructuring [Member]
Disclosure of provision matrix [line items]
Percentage reduction in sales	20.00%
Base Case Scenario [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	40.00%	40.00%	40.00%	40.00%
Optimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%	30.00%	30.00%
Pessimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%	30.00%	30.00%
Severe Case Scenario [Member]
Disclosure of provision matrix [line items]
Adjustments For Increase Decrease On Credit Exposure		S/ 23,000,000
Top of range [member]
Disclosure of provision matrix [line items]
Absolute variation percentage.	9.00%
Relative variation percentage	433.00%
Top of range [member] | Reactiva Peru [Member]
Disclosure of provision matrix [line items]
Financial Guarantee On Financial Assets Amount	S/ 60,000,000,000
Financial Guarantee coverage percentage	98.00%		98.00%
New grace period	12 months
Top of range [member] | Reactiva Peru [Member] | Condition Two For Availing Restructuring [Member]
Disclosure of provision matrix [line items]
Amount of loans to be outstanding to avail restructuring schedule	S/ 750,000
Top of range [member] | Reactiva Peru [Member] | Condition Three For Availing Restructuring [Member]
Disclosure of provision matrix [line items]
Amount of loans to be outstanding to avail restructuring schedule	5,000,000
Bottom of range [member] | Reactiva Peru [Member]
Disclosure of provision matrix [line items]
Financial Guarantee On Financial Assets Amount	S/ 30,000,000,000
Financial Guarantee coverage percentage	80.00%		80.00%
New grace period	6 months
Bottom of range [member] | Reactiva Peru [Member] | Condition Two For Availing Restructuring [Member]
Disclosure of provision matrix [line items]
Amount of loans to be outstanding to avail restructuring schedule	S/ 90,001
Bottom of range [member] | Reactiva Peru [Member] | Condition Three For Availing Restructuring [Member]
Disclosure of provision matrix [line items]
Amount of loans to be outstanding to avail restructuring schedule	S/ 750,001
Weighted average [member] | Peru, Nuevos Soles
Disclosure of provision matrix [line items]
Closing foreign exchange rate | SBS	3.998	3.624	3.998	3.624
Weighted average [member] | Peru, Nuevos Soles | Peru Currency Ask For Every US Dollar Bid [Member]
Disclosure of provision matrix [line items]
Closing foreign exchange rate | SBS	3.975	3.618	3.975	3.618
Financial Investments [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	91.80%	89.00%	91.80%	89.00%
Financial assets in fixed income instruments	S/ 911,756,000	S/ 1,029,618,000
Accounts Receivable Insurance Premiums
Disclosure of provision matrix [line items]
Expected credit loss rate	98.10%	97.60%	98.10%	97.60%
Direct loans [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	4.60%	6.90%	4.60%	6.90%
Financial assets in fixed income instruments	S/ 334,375,000	S/ 351,734,000
Indirect Loans [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.90%	1.30%	0.90%	1.30%
Financial assets in fixed income instruments	S/ 721,529,000	S/ 905,283,000
Mortgages [member] | Weighted average [member]
Disclosure of provision matrix [line items]
Probability Of Default Range Percentage	(43.00%)		(43.00%)
Cash and due from banks [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	77.30%	89.50%	77.30%	89.50%
Loan Portfolio [Member] | Financial assets neither past due nor impaired [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	93.50%	88.40%	93.50%	88.40%
Loans [Member]
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 1,055,904,000	S/ 1,257,017,000
Loans [Member] | Lower Credit Risk [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	87.50%	85.50%	87.50%	85.50%
Peruvian Government [Member] | Reactiva Peru [Member]
Disclosure of provision matrix [line items]
Total Loan amount Due	S/ 1,974,180,000
Amount of modification made during the period for bank loans	S/ 2,012,855,000